Fresh Start Accounting - Reorganization Adjustments, Other Current Liabilities (Details) $ in Millions	Jul. 01, 2018 USD ($)
Success fees accrued upon emergence
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	$ 28
Undistributed cash pool balance for general unsecured claims on emergence
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	35
Cash payment made for post confirmation accrued professional fees in connection with emergence
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	(31)
Reinstatement of other current liabilities as part of liabilities subject to compromise
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	64
Amendment fees on SFL loans accrued upon emergence
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	4
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Adjustments, increase (decrease), Other current liabilities	$ 100